UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

Fidelity®
New Markets Income
Fund

Semiannual Report

June 30, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the world's capital markets this spring and early summer, many economic uncertainties remain - including generally weak corporate earnings and still-sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Actual	.92%	$ 1,000.00	$ 1,252.60	$ 5.14
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.23	$ 4.61

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2009
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	15.8	7.6
Brazil	9.9	16.7
Russia	8.7	7.6
Turkey	7.1	10.3
Ukraine	6.5	1.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuelan Republic	12.3	6.1
Russian Federation	8.7	7.6
Brazilian Federative Republic	8.7	14.5
Turkish Republic	7.1	10.3
Ukraine Cabinet of Ministers	5.1	0.2
	41.9
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Corporate Bonds 21.2%	Corporate Bonds 15.1%
Government Obligations 70.1%	Government Obligations 75.1%
Stocks 0.0%	Stocks 4.2%
Preferred Securities 1.2%	Preferred Securities 2.0%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 3.6%

Semiannual Report

Investments June 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.2%
		Principal Amount (c)	Value
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		$ 5,589,000	$ 5,197,770
Cayman Islands - 0.8%
Odebrecht Finance Ltd. 9.625% 4/9/14 (e)		3,965,000	4,321,850
TDIC Finance Ltd. 6.5% 7/2/14 (e)		11,840,000	11,840,000
TOTAL CAYMAN ISLANDS			16,161,850
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (e)		6,235,000	5,093,995
Germany - 0.5%
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,955,000	1,857,250
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (e)		9,310,000	7,727,300
TOTAL GERMANY			9,584,550
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (b)(e)		4,420,000	0
0% 7/5/01 (Reg. S) (b)		1,335,000	0
TOTAL INDONESIA			0
Korea (South) - 2.4%
Export-Import Bank of Korea 8.125% 1/21/14		15,565,000	17,104,379
Hana Bank 6.5% 4/9/12 (e)		3,955,000	4,103,313
Industrial Bank of Korea 7.125% 4/23/14 (e)		7,955,000	8,203,196
POSCO 8.75% 3/26/14 (e)		8,420,000	9,320,098
SK Broadband Co., Ltd. 7% 2/1/12 (e)		9,570,000	9,426,450
TOTAL KOREA (SOUTH)			48,157,436
Luxembourg - 5.7%
ArcelorMittal SA 9% 2/15/15		11,930,000	12,579,147
Evraz Group SA 8.875% 4/24/13 (e)		11,410,000	9,612,925
Millicom International Cellular SA 10% 12/1/13		4,920,000	4,987,650
Mobile Telesystems Finance SA:
8% 1/28/12 (e)		24,136,000	23,834,300
8.375% 10/14/10 (Reg. S)		9,630,000	9,726,300
OAO Severstal 9.75% 7/29/13 (Issued by Steel Capital SA for OAO Severstal) (e)		8,590,000	7,172,650
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		8,180,000	7,034,800
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank: - continued
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		$ 2,185,000	$ 1,922,800
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		6,040,000	5,677,600
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		4,930,000	4,720,475
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		5,475,000	4,982,250
RSHB Capital SA 9% 6/11/14 (e)		6,680,000	6,780,200
TNK-BP Finance SA 7.5% 3/13/13 (e)		5,945,000	5,528,850
Vimpel Communications:
8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		7,415,000	6,395,438
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		5,260,000	4,858,925
TOTAL LUXEMBOURG			115,814,310
Mexico - 0.6%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,362,000	5,616,695
Vitro SAB de CV:
8.625% 2/1/12 (b)		7,225,000	2,745,500
9.125% 2/1/17 (b)		11,725,000	4,455,500
TOTAL MEXICO			12,817,695
Multi-National - 0.4%
Corporacion Andina de Fomento 8.125% 6/4/19		7,910,000	8,495,340
Netherlands - 3.1%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	143,075
Indosat Finance Co. BV 7.75% 11/5/10		3,860,000	3,879,300
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		5,430,000	4,058,925
6.875% 11/4/11 (Reg. S)		4,825,000	4,439,000
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (e)		10,025,000	9,223,000
9.125% 7/2/18 (e)		7,845,000	7,021,275
Lukoil International Finance BV:
6.356% 6/7/17 (e)		12,220,000	10,998,000
6.656% 6/7/22 (e)		11,845,000	9,712,900
Majapahit Holding BV:
7.75% 10/17/16		3,745,000	3,314,325
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Netherlands - continued
Majapahit Holding BV: - continued
7.875% 6/29/37		$ 3,750,000	$ 2,850,000
PT Indosat International Finance Co. BV 7.125% 6/22/12 (e)		7,430,000	7,430,000
TOTAL NETHERLANDS			63,069,800
Philippines - 0.3%
National Power Corp. 6.875% 11/2/16 (e)		5,485,000	5,389,013
Qatar - 0.4%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		7,915,000	7,994,150
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (e)		5,370,000	5,208,900
United Kingdom - 1.1%
Atlantic Finance Ltd. 8.75% 5/27/14 (e)		11,905,000	11,702,615
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		8,195,000	6,310,150
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		5,800,000	5,075,000
TOTAL UNITED KINGDOM			23,087,765
United States of America - 1.7%
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (f)		7,730,000	7,188,900
8.25% 4/1/15		10,965,000	11,033,531
Pemex Project Funding Master Trust 8.625% 2/1/22		16,955,000	17,548,425
TOTAL UNITED STATES OF AMERICA			35,770,856
Venezuela - 3.5%
Petroleos de Venezuela SA:
5.25% 4/12/17		118,073,000	55,494,310
5.375% 4/12/27		26,330,000	10,400,350
5.5% 4/12/37		11,565,000	4,568,175
TOTAL VENEZUELA			70,462,835
TOTAL NONCONVERTIBLE BONDS (Cost $470,970,033)			432,306,265
Government Obligations - 71.1%
		Principal Amount (c)	Value
Argentina - 4.6%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 26,511,559	$ 13,653,453
par 2.5% 12/31/38 (d)		38,385,000	9,884,138
7% 9/12/13		32,020,000	17,781,773
7% 10/3/15		58,855,000	27,834,384
8.375% 12/20/03 (b)		12,860,000	2,250,500
11% 10/9/06 (b)		3,010,000	526,750
11.75% 4/7/09 (b)		4,145,000	725,375
19.9757% to 26.6609% 8/3/09		21,533,764	21,083,755
TOTAL ARGENTINA			93,740,128
Belize - 0.1%
Belize Government 4.25% 2/20/29 (d)(e)		4,137,600	2,027,424
Brazil - 8.7%
Brazilian Federative Republic:
5.875% 1/15/19		11,850,000	11,968,500
7.125% 1/20/37		19,745,000	21,522,050
8% 1/15/18		31,585,000	35,533,125
8.25% 1/20/34		15,795,000	18,954,000
10.125% 5/15/27		10,485,000	14,416,875
11% 8/17/40		28,645,000	37,310,113
12.25% 3/6/30		12,770,000	20,751,250
12.75% 1/15/20		10,780,000	16,277,800
TOTAL BRAZIL			176,733,713
Colombia - 2.5%
Colombian Republic:
7.375% 3/18/19		11,845,000	12,644,538
7.375% 9/18/37		7,895,000	8,052,900
10.375% 1/28/33		4,540,000	6,004,150
11.75% 2/25/20		17,851,000	24,098,850
TOTAL COLOMBIA			50,800,438
Congo - 0.2%
Congo Republic 3% 6/30/29 (d)		16,235,500	4,870,650
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/18 (e)		3,890,998	3,462,988
9.5% 9/27/11 (Reg. S)		6,952,117	6,882,596
TOTAL DOMINICAN REPUBLIC			10,345,584
Government Obligations - continued
		Principal Amount (c)	Value
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (e)		$ 4,155,000	$ 2,991,600
El Salvador - 1.1%
El Salvador Republic:
7.65% 6/15/35		4,135,000	3,473,400
7.75% 1/24/23 (Reg. S)		5,830,000	5,742,550
8.25% 4/10/32 (Reg. S)		2,585,000	2,348,473
8.5% 7/25/11 (Reg. S)		10,870,000	11,114,575
TOTAL EL SALVADOR			22,678,998
Fiji - 0.5%
Republic of Fiji 6.875% 9/13/11		11,425,000	9,711,250
Gabon - 1.1%
Gabonese Republic 8.2% 12/12/17 (e)		26,140,000	22,937,850
Georgia - 1.0%
Georgia Republic 7.5% 4/15/13		24,633,000	20,814,885
Ghana - 1.1%
Ghana Republic 8.5% 10/4/17 (e)		27,570,000	22,814,175
Hungary - 1.0%
Republic of Hungary 6.75% 4/22/11	HUF	4,105,890,000	20,228,915
Indonesia - 4.1%
Indonesian Republic:
6.75% 3/10/14 (Reg. S)		8,475,000	8,453,813
6.875% 3/9/17 (e)		6,205,000	6,018,850
6.875% 1/17/18 (e)		11,165,000	10,774,225
7.5% 1/15/16 (e)		5,715,000	5,772,150
7.75% 1/17/38 (e)		10,310,000	9,485,200
8.5% 10/12/35 (e)		20,170,000	20,472,550
10.375% 5/4/14 (e)		3,935,000	4,525,250
11.625% 3/4/19 (e)		14,335,000	18,133,775
TOTAL INDONESIA			83,635,813
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		29,210,000	18,548,350
Ivory Coast - 1.0%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (b)(f)		51,340,000	12,835,000
past due interest 3% 3/30/18 (Reg. S) (b)(f)		33,283,250	8,320,813
TOTAL IVORY COAST			21,155,813
Government Obligations - continued
		Principal Amount (c)	Value
Jamaica - 0.0%
Jamaican Government 8% 3/15/39		$ 1,255,000	$ 909,875
Lebanon - 0.9%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		16,060,000	18,790,200
Mexico - 1.8%
United Mexican States:
11.375% 9/15/16		9,350,000	12,611,280
11.5% 5/15/26		16,480,000	24,184,400
TOTAL MEXICO			36,795,680
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.875% 6/1/17 (e)		9,850,000	6,599,500
7.125% 3/31/16 (e)		11,530,000	7,840,400
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (f)		4,300,000	4,171,000
TOTAL PAKISTAN			18,610,900
Philippines - 1.7%
Philippine Republic:
9.375% 1/18/17		11,505,000	13,547,138
10.625% 3/16/25		15,285,000	20,023,350
TOTAL PHILIPPINES			33,570,488
Russia - 8.7%
Russian Federation:
7.5% 3/31/30 (Reg. S)		136,317,600	134,272,830
12.75% 6/24/28 (Reg. S)		30,632,000	43,956,920
TOTAL RUSSIA			178,229,750
Serbia - 0.4%
Republic of Serbia 3.75% 11/1/24 (d)(e)		8,976,000	7,876,440
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (e)		9,072,000	8,436,960
Turkey - 7.1%
Turkish Republic:
Index-Linked CPI 10% 2/15/12	TRY	35,765,000	28,722,014
7% 9/26/16		11,100,000	11,349,750
7% 3/11/19		10,690,000	10,743,450
9.5% 1/15/14		13,950,000	15,763,500
11% 1/14/13		13,360,000	15,597,800
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
11.5% 1/23/12		$ 12,540,000	$ 14,374,602
11.875% 1/15/30		8,530,000	12,998,014
14% 1/19/11	TRY	52,830,000	35,278,283
TOTAL TURKEY			144,827,413
Ukraine - 6.5%
Ukraine Cabinet of Ministers:
5.1513% 8/5/09 (f)		47,450,000	46,501,000
6.58% 11/21/16 (e)		33,090,000	22,501,200
6.875% 3/4/11 (Reg. S)		39,910,000	34,123,050
Ukraine Government:
6.385% 6/26/12 (e)		3,945,000	3,037,650
6.75% 11/14/17 (e)		18,605,000	12,651,400
7.65% 6/11/13 (Reg. S)		16,860,000	12,897,900
TOTAL UKRAINE			131,712,200
United States of America - 1.0%
U.S. Treasury Bonds 4.25% 5/15/39		19,765,000	19,564,188
Uruguay - 0.6%
Uruguay Republic 8% 11/18/22		12,310,000	12,925,500
Venezuela - 12.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		171,700	3,262,300
2.1006% 4/20/11 (Reg. S) (f)		46,134,000	37,829,880
5.375% 8/7/10 (Reg. S)		19,485,000	18,267,188
7% 3/31/38		9,570,000	4,665,375
8.5% 10/8/14		52,350,000	37,299,375
9% 5/7/23 (Reg. S)		20,285,000	12,424,563
9.25% 9/15/27		52,900,000	35,839,750
9.25% 5/7/28 (Reg. S)		13,130,000	8,074,950
9.375% 1/13/34		11,545,000	7,215,625
10.75% 9/19/13		66,540,000	54,895,500
13.625% 8/15/18		34,663,000	30,156,810
TOTAL VENEZUELA			249,931,316
Vietnam - 0.2%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		4,910,000	4,910,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,449,946,396)			1,451,126,496
Preferred Securities - 1.2%
	Principal Amount (c)	Value
Brazil - 1.2%
Globo Comunicacoes e Participacoes SA 9.375%	$ 22,585,000	$ 21,529,973
Net Servicos de Comunicacao SA 9.25% (e)	2,810,000	2,468,715
TOTAL PREFERRED SECURITIES (Cost $25,741,615)		23,998,688
Money Market Funds - 11.1%
	Shares
Fidelity Cash Central Fund, 0.40% (a) (Cost $226,626,628)	226,626,628	226,626,628
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $10,146,000)	$ 10,146,005	10,146,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $2,183,430,672)		2,144,204,077
NET OTHER ASSETS - (5.1)%		(104,828,273)
NET ASSETS - 100%		$ 2,039,375,804
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EUR	-	European Monetary Unit
HUF	-	Hungarian forint
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $420,657,332 or 20.6% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,146,000 due 7/01/09 at 0.02%
BNP Paribas Securities Corp.	$ 5,644,540
Banc of America Securities LLC	984,575
Barclays Capital, Inc.	3,002,415
Deutsche Bank Securities, Inc.	514,470
$ 10,146,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 257,919
Other Information

The following is a summary of the inputs used, as of June 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Cash Equivalents	$ 10,146,000	$ -	$ 10,146,000	$ -
Corporate Bonds	432,306,265	-	432,306,265	-
Government Obligations	1,451,126,496	-	1,451,126,496	-
Money Market Funds	226,626,628	226,626,628	-	-
Preferred Securities	23,998,688	-	23,998,688	-
Total Investments in Securities	$ 2,144,204,077	$ 226,626,628	$ 1,917,577,449	$ -
The following is a reconciliation of Investment in Securities for which level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,891,075
Total Realized Gain (loss)	-
Total Unrealized Gain (loss)	371,225
Cost of Purchases	-
Proceeds of Sales	-
Amortization/ Accretion	-
Transfers in/out of Level 3	(3,262,300)
Ending Balance	$ -
Total unrealized gain (loss) on investments held at June 30, 2009	$ (143,875)

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	1.0%
AAA,AA,A	3.3%
BBB	19.7%
BB	30.7%
B	33.9%
CCC,CC,C	0.6%
D	0.1%
Not Rated	3.0%
Equities	0.2%
Short-Term Investments and Net Other Assets	7.5%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At December 31, 2008, the fund had a capital loss carryforward of approximately $49,173,270 all of which will expire on December 31, 2016.
The fund intends to elect to defer to its fiscal year ending December 31, 2009 approximately $40,780,765 of losses recognized during the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $10,146,000) - See accompanying schedule: Unaffiliated issuers (cost $1,956,804,044)	$ 1,917,577,449
Fidelity Central Funds (cost $226,626,628)	226,626,628
Total Investments (cost $2,183,430,672)		$ 2,144,204,077
Cash		837
Receivable for investments sold		5,050,772
Receivable for fund shares sold		2,964,145
Dividends receivable		180,000
Interest receivable		45,019,545
Distributions receivable from Fidelity Central Funds		70,156
Prepaid expenses		8,485
Other receivables		238
Total assets		2,197,498,255

Liabilities
Payable for investments purchased	$ 154,663,711
Payable for fund shares redeemed	875,130
Distributions payable	1,066,348
Accrued management fee	1,106,491
Other affiliated payables	333,333
Other payables and accrued expenses	77,438
Total liabilities		158,122,451

Net Assets		$ 2,039,375,804
Net Assets consist of:
Paid in capital		$ 2,156,081,372
Undistributed net investment income		29,581,429
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(106,944,308)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(39,342,689)
Net Assets, for 150,026,445 shares outstanding		$ 2,039,375,804
Net Asset Value, offering price and redemption price per share ($2,039,375,804 ÷ 150,026,445 shares)		$ 13.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2009 (Unaudited)

Investment Income
Dividends		$ 1,726,192
Interest		91,232,154
Income from Fidelity Central Funds		257,919
Total income		93,216,265

Expenses
Management fee	$ 5,522,003
Transfer agent fees	1,443,531
Accounting fees and expenses	367,872
Custodian fees and expenses	102,043
Independent trustees' compensation	6,274
Registration fees	60,532
Audit	40,350
Legal	2,392
Interest	205
Miscellaneous	17,564
Total expenses before reductions	7,562,766
Expense reductions	(253)	7,562,513
Net investment income		85,653,752
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,581,909)
Foreign currency transactions	35,232
Total net realized gain (loss)		(5,546,677)
Change in net unrealized appreciation (depreciation) on: Investment securities	297,399,058
Assets and liabilities in foreign currencies	(141,331)
Total change in net unrealized appreciation (depreciation)		297,257,727
Net gain (loss)		291,711,050
Net increase (decrease) in net assets resulting from operations		$ 377,364,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2009 (Unaudited)	Year ended December 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 85,653,752	$ 123,603,250
Net realized gain (loss)	(5,546,677)	(95,940,785)
Change in net unrealized appreciation (depreciation)	297,257,727	(426,073,757)
Net increase (decrease) in net assets resulting from operations	377,364,802	(398,411,292)
Distributions to shareholders from net investment income	(58,905,573)	(120,568,255)
Distributions to shareholders from net realized gain	-	(5,838,343)
Total distributions	(58,905,573)	(126,406,598)
Share transactions Proceeds from sales of shares	383,485,221	621,024,670
Reinvestment of distributions	53,320,398	113,633,103
Cost of shares redeemed	(162,048,338)	(881,010,634)
Net increase (decrease) in net assets resulting from share transactions	274,757,281	(146,352,861)
Redemption fees	117,150	1,054,260
Total increase (decrease) in net assets	593,333,660	(670,116,491)

Net Assets
Beginning of period	1,446,042,144	2,116,158,635
End of period (including undistributed net investment income of $29,581,429 and undistributed net investment income of $2,833,250, respectively)	$ 2,039,375,804	$ 1,446,042,144
Other Information Shares
Sold	30,656,906	44,556,689
Issued in reinvestment of distributions	4,332,435	8,574,140
Redeemed	(13,595,223)	(68,685,421)
Net increase (decrease)	21,394,118	(15,554,592)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2009

Years ended December 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 14.68	$ 14.80	$ 14.42	$ 14.33	$ 13.90
Income from Investment Operations
Net investment income D	.633	.845	.894	.880	.869	.857
Net realized and unrealized gain (loss)	2.151	(3.426)	(.077)	.777	.638	.775
Total from investment operations	2.784	(2.581)	.817	1.657	1.507	1.632
Distributions from net investment income	(.435)	(.826)	(.899)	(.860)	(.861)	(.880)
Distributions from net realized gain	-	(.040)	(.040)	(.420)	(.560)	(.330)
Total distributions	(.435)	(.866)	(.939)	(1.280)	(1.421)	(1.210)
Redemption fees added to paid in capital D	.001	.007	.002	.003	.004	.008
Net asset value, end of period	$ 13.59	$ 11.24	$ 14.68	$ 14.80	$ 14.42	$ 14.33
Total Return B, C	25.26%	(18.24)%	5.71%	11.89%	11.10%	12.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.92% A	.90%	.89%	.91%	.94%	.94%
Expenses net of fee waivers, if any	.92% A	.90%	.89%	.91%	.94%	.94%
Expenses net of all reductions	.92% A	.90%	.88%	.90%	.94%	.94%
Net investment income	10.47% A	6.22%	6.07%	5.99%	6.12%	6.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,039,376	$ 1,446,042	$ 2,116,159	$ 2,248,749	$ 1,734,057	$ 1,100,652
Portfolio turnover rate F	121% A	59%	65%	103%	196%	237%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2009 (Unaudited)

1. Organization.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 13, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for the Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, foreign government and U.S. government agency obligations and preferred securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 132,551,015
Unrealized depreciation	(156,551,798)
Net unrealized appreciation (depreciation)	$ (24,000,783)
Cost for federal income tax purposes	$ 2,168,204,860

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $924,440,902 and $795,284,964, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,280 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,101,000.24%		$ 205

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,463 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $253.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Investments Japan Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NMI-USAN-0809
1.787782.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 27, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 27, 2009